Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
26.	Fair Value Measurement
In accordance with ASC 820, the Company measures short-term investments and payables for contingent consideration for business acquisitions at fair value on a recurring basis. Short-term investments include commercial bank deposits with a variable interest rate and equity investment in a mutual fund with fair value measurement. The short-term investments in commercial bank deposits are recorded at fair value based on quoted prices provided by banks at the end of each period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. The Company measures the fair value of contingent consideration for business combination using 1) management’s estimate of the acquiree’s pre-tax
operating profit for the years ended December 31, 2019, 2) management’s estimate of the acquiree’s certain revenue and net profit for the year ending December 31, 2021, 2023 and 2023, and 3) as well as the discount factor which considers the time value of money and credit risk. The Company measured the contingent consideration payable and stock compensation including price protection at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the year ended December 31, 2020. Significant increases (decreases) in the inputs used in the fair value measurement of Level 3 contingent consideration in isolation would result in a significant higher (lower) fair value measurement.

Assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments - recurring	56,275	—	56,275	—	—
Intangible assets, net - nonrecurring	—	—	—	—	(313)

Total assets measured at fair value	56,275	—	56,275	—	(313)

Fair value measurement
Contingent consideration	8,700	—	—	8,700	(1,000)

Total liabilities measured at fair value	8,700	—	—	8,700	(1,000)

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments, commercial bank deposits - recurring	36,197	—	36,197	—	—
Short-term investments, alternative investment fund (1)	165,381	—	—	—	35,527

Total assets measured at fair value	201,578	—	36,197	—	35,527

Fair value measurements
Purchase consideration payables	19,252	—	—	19,252	—
Contingent consideration	2,900	—	—	2,900	1,233

Total liabilities measured at fair value	22,152	—	—	22,152	1,233

(1)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.

The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2018, 2019 and 2020.